Commitments - Other commitments and guarantees (Details) $ in Thousands	Sep. 27, 2017 item	Oct. 11, 2016	Dec. 31, 2014 item	Dec. 31, 2017 USD ($)	Dec. 31, 2015 item	Nov. 02, 2015 USD ($)
Keppel Shipyard Limited
Commitments
Commitments for engineering related agreement				$ 3,787
GasLog LNG Services Ltd.
Commitments
Commitments for enhancing operational performance without including additional estimated costs				25,189
Number of maintenance agreements related to vessels | item			7
GasLog LNG Services Ltd. | Keppel Shipyard Limited
Commitments
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years		3 years
LLI cost, expressed as a percentage of original cost		110.00%
LLI discounted purchase price, expressed as a percentage of the original cost		85.00%
GasLog LNG Services Ltd. | Third Parties | Maximum
Commitments
Bank guarantee amount				500
GasLog LNG Services Ltd. | Greek Ministry Of Finance
Commitments
Bank guarantee amount				10
GasLog LNG Services Ltd. | Wartsila
Commitments
Number of maintenance agreements related to carriers | item	8
Number of maintenance agreements related to vessels, renewed | item	4
Number of service agreements related to carriers | item	4
Purchase of depot spares | MSL
Commitments
Number of vessels acquired | item			6		2
Capital commitment				8,000
Depot spares purchased and paid				660
Newbuildings and/or modifications to existing vessels | MSL
Commitments
Capital commitment						$ 2,654
Outstanding commitment - MSL letter of agreement				1,292
Newbuildings and/or modifications to existing vessels | MSL | Maximum
Commitments
Capital commitment				3,801
Not later than one year | Keppel Shipyard Limited
Commitments
Commitments for engineering related agreement				3,787
Not later than one year | GasLog LNG Services Ltd.
Commitments
Commitments for enhancing operational performance without including additional estimated costs				$ 25,189